Taxation - Movement in the deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	$ 14,689
Exchange differences	(1,695)	$ 10,953
Deferred income tax liabilities, ending balance	10,457	14,689
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	38,586
Tax charge relating to cash flow hedge	(8,715)	(52,282)
Exchange differences	1,695	(10,953)
Deferred income tax assets, ending balance	43,437	38,586
Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	90,429	71,927
Charged/(credited) to the statement of income	11,373	17,415
Exchange differences	(4,761)	1,087
Deferred income tax liabilities, ending balance	97,041	90,429
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	11,373	17,415
Exchange differences	4,761	(1,087)
Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	30,866	29,533
Exchange differences	6,456	(12,040)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	114,326	125,035
Charged/(credited) to the statement of income	30,866	29,533
Exchange differences	(6,456)	12,040
Deferred income tax assets, ending balance	130,021	114,326
Provisions | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	(705)	353
Exchange differences	(757)	(289)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	2,431	1,789
Charged/(credited) to the statement of income	(705)	353
Tax charge relating to cash flow hedge	0	0
Exchange differences	757	289
Deferred income tax assets, ending balance	2,483	2,431
Tax loss carry forwards | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	11,907	31,074
Exchange differences	4,193	(11,135)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	97,118	107,191
Charged/(credited) to the statement of income	11,907	31,074
Tax charge relating to cash flow hedge	(8,715)	(52,282)
Exchange differences	(4,193)	11,135
Deferred income tax assets, ending balance	96,117	97,118
Equity-settled share-based compensation | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	41	20
Exchange differences	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	5,640	5,620
Charged/(credited) to the statement of income	41	20
Tax charge relating to cash flow hedge	0	0
Exchange differences	0
Deferred income tax assets, ending balance	5,681	5,640
Biological assets | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	0	(2,063)
Exchange differences	0	(336)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	0	1,727
Charged/(credited) to the statement of income	0	(2,063)
Tax charge relating to cash flow hedge	0	0
Exchange differences	0	336
Deferred income tax assets, ending balance	0	0
Others | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged/(credited) to the statement of income	19,623	149
Exchange differences	3,020	(280)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	9,137	8,708
Charged/(credited) to the statement of income	19,623	149
Tax charge relating to cash flow hedge	0	0
Exchange differences	(3,020)	280
Deferred income tax assets, ending balance	25,740	9,137
Property, plant and equipment | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	58,832	55,964
Charged/(credited) to the statement of income	23,249	3,380
Exchange differences	(4,437)	(512)
Deferred income tax liabilities, ending balance	77,644	58,832
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	23,249	3,380
Exchange differences	4,437	512
Biological assets | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	14,122	15,963
Charged/(credited) to the statement of income	3,707	(2,752)
Exchange differences	(1,057)	911
Deferred income tax liabilities, ending balance	16,772	14,122
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	3,707	(2,752)
Exchange differences	1,057	(911)
Others | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	17,475	0
Charged/(credited) to the statement of income	(15,583)	16,787
Exchange differences	733	688
Deferred income tax liabilities, ending balance	2,625	17,475
Changes in deferred tax asset [Abstract]
Charged/(credited) to the statement of income	(15,583)	16,787
Exchange differences	$ (733)	$ (688)